UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22473

Stone Harbor Emerging Markets Income Fund
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100
Denver, CO 80203
(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.
c/o Stone Harbor Investment Partners LP
31 West 52nd Street, 16th Floor
New York, NY 10019
(Name and address of agent for service)

With copies to:

Michael G. Doherty, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  November 30

Date of reporting period: July 1, 2016-June 30, 2017

Item 1.  Proxy Voting Record

STONE HARBOR EMERGING MARKETS INCOME FUND

Fund Name	Company	Ticker	Cusip	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
STONE HARBOR EMERGING MARKETS INCOME FUND	ISHARES, INC.	TUR	464286715	6/19/2017	TO ELECT FIVE BOARD MEMBERS TO THE BOARD OF DIRECTORS OR TRUSTEES OF EACH COMPANY	ISSUER	YES	FOR	WITH
STONE HARBOR EMERGING MARKETS INCOME FUND	ISHARES, INC.	TUR	464286715	6/19/2017	To transact such other business as may properly come before the Meeting or any adjournments, postponements or delays thereof.	ISSUER	YES	FOR	WITH

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Emerging Markets Income Fund

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	August 11, 2017